SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising and Promotion (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising and promotional expense	$ 12,000	$ 0	$ 16,000	$ 100,000	$ 146,000	$ 579,000